Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation of financial statements

Basis of presentation of financial statements

The consolidated financial statements as of December 31, 2024 and 2023, and for each of the three years in the period ended December 31, 2024, are in compliance with IFRS Accounting Standards, as issued by the International Accounting Standards Board.

In connection with the presentation of these consolidated financial statements, the following should be noted:

1)	The material accounting policies described below have been applied consistently to all the years presented, unless otherwise stated.
2)	The consolidated financial statements have been prepared under the historical cost basis, except for certain financial assets and liabilities (including derivative instruments) measured at fair value.

The preparation of consolidated financial statements in conformity with IFRS Accounting Standards requires the use of certain critical accounting estimates. It also requires the Company’s management to exercise its judgment in the process of applying the Company’s accounting policies. Actual results may differ materially from estimates and assumptions used by management. The Company’s critical accounting estimates and judgements that may result in a material adjustment to the carrying amounts of assets and liabilities are related to goodwill impairment. For further details see below.

Segments

Segments

Operating segments are reported in a manner consistent with the internal reporting, which are provided to the chief operating decision maker. The chief operating decision maker is the Company’s Chief Executive Officer (“CEO”), who is responsible for allocating resources and assessing the performance of the operating segments. Historically, the Company had three operating segments: web data collection (formerly known as enterprise internet access), consumer internet access and enterprise cybersecurity. In July 2023, the Company sold the enterprise cybersecurity segment, and accordingly, it is presented in these consolidated financial statements as “discontinued operations”.

In addition, following the scale down in the operations of the Company’s wholly-owned subsidiary CyberKick Ltd. (“CyberKick”) commencing in the second quarter of 2023, as further described in Note 6, the Company’s CEO is no longer assessing the performance of the consumer internet access segment. Therefore, as of December 31, 2024, the Company concluded it has one operating and reportable segment. Accordingly, the information regarding the Company’s segments for prior periods was retrospectively adjusted in these consolidated financial statements.

Consolidated financial statements

Consolidated financial statements

Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. Intercompany balances and transactions, including income and expenses on transactions between the Company’s subsidiaries, are eliminated. The accounting policies applied by the subsidiaries are consistent with the accounting policies adopted by the Company.

Translation of foreign currency balances and transactions

Translation of foreign currency balances and transactions

Functional and presentation currency

Items included in the financial statements of each of the Company’s subsidiaries are measured using the currency of the primary economic environment in which the subsidiary operates (the “Functional Currency”) The consolidated financial statements of the Company are presented in U.S. dollars, which is the Company’s and the Company’s subsidiaries Functional Currency.

Transactions and balances

Transactions made in a currency which is different from the functional currency are translated into the Functional Currency using the exchange rates prevailing at the dates of the transactions or valuations where the items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at the end-of-year exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss as finance income (expense).

Trade receivables

Trade receivables

The trade receivables balance represents the unconditional right to consideration because only the passage of time is required before the payment is due from Company customers for services rendered in the ordinary course of business. If collection is expected within one year or less, trade receivables are classified as current assets. If not, trade receivables are presented as non-current assets. Trade receivables are initially recognized based on their transaction price, and subsequently measured at amortized cost using the effective interest method, less a provision for expected credit losses.

The Company measures the loss allowance for expected credit losses on trade receivables that are within the scope of IFRS 15, “Revenue from Contracts with Customers” (“IFRS 15”) and on financial assets for which the credit risk has increased significantly since initial recognition based on lifetime expected credit losses. Otherwise, the Company measures the loss allowance at an amount equal to 12-month expected credit losses at the current reporting date.

Debt investments at fair value through other comprehensive income

Debt investments at fair value through other comprehensive income

Debt investments consist of debt marketable securities which the Company classifies as financial assets measured at fair value through other comprehensive income (“OCI”). Financial assets measured at fair value through OCI are financial assets held within a business model whose purpose is both to collect contractual cash flows and to sell the financial assets, where the cash flows of the assets represent solely payments of principal and interest. Financial assets measured at fair value through OCI are initially recognized at fair value plus transaction costs. Gains or losses arising from changes in the fair value of the financial assets are taken through OCI, except for the recognition of impairment gains or losses, interest income using the effective rate method and foreign exchange gains and losses, which are recognized in profit or loss.

When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss. Foreign exchange gains and losses, impairment expenses as well as interest income from these financial assets are included in financial income (expense) in the consolidated statements of profit or loss and other comprehensive income (loss).

Intangible assets

Intangible assets

Research and development

Through December 31, 2024 and 2023, the Company has not met the criteria for capitalizing development expenses as intangible assets, and accordingly, no asset has so far been recognized in the consolidated financial statements in respect of capitalized development expenses. Consequently, the research and development expenses of the Company are fully recognized as incurred.

Technologies

Technologies which were acquired either separately or as part of a business combination are initially measured at fair value at the acquisition date and amortized over a period of 2-4 years using the straight-line method, with such amortization classified as cost of revenues.

Customer relations

Customer relations which were acquired as part of a business combination are initially measured at fair value at the acquisition date and amortized over a period 5 years using the straight-line method, with such amortization classified as selling and marketing expenses.

Goodwill

Goodwill

Goodwill arising from a business combination represents the excess of the overall amount of the consideration transferred, the amount of any non-controlling interests in the acquired company over the net amount as of acquisition date of the identifiable assets acquired and the liabilities assumed. Impairment reviews of the cash-generating-unit (“CGU”) to which goodwill was allocated are undertaken annually and whenever there is any indication of impairment of a CGU.

Goodwill is tested annually for impairment in the fourth quarter of each year, or more frequently if events or changes in circumstances indicate that it may be impaired. For the 2024, 2023 and 2022 reporting periods, the recoverable amount of the Company’s CGUs was determined based on value-in-use calculations. These calculations require the use of assumptions. For further details, see Note 6.

Impairment of non-monetary assets other than goodwill

Impairment of non-monetary assets other than goodwill

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value, less selling costs and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels of identifiable cash flows. Non-monetary assets, other than goodwill, that were impaired are reviewed annually for possible reversal of the impairment recognized at each statement of financial position date. Impairment loss of technologies is recorded under cost of revenue, and of customer relations under selling and marketing expenses. For further details, see Note 6.

Financial liabilities at amortized cost

Financial liabilities at amortized cost

Financial liabilities at amortized cost are initially recognized at their fair value less transaction costs that are directly attributable to the issue of the financial liability and are subsequently measured at amortized cost. For further information regarding the Company’s accounting policy related to long-term loans, see Note 9.

Employee benefits

Employee benefits

Vacation and recreation pay

Every employee is legally entitled to vacation and recreation benefits, which are computed on an annual basis. This entitlement is based on the term of employment. The Company charges liability and expense due to vacation and recreation pay, based on the benefits that have been accumulated for each employee.

Income taxes

Income taxes

Tax benefit (expense) for the reported years comprise current and deferred taxes.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the financial position date in the countries where the Company operates and generates taxable income. The Company’s management periodically evaluates the tax aspects applicable to its taxable income based on the relevant tax laws and makes provisions in accordance with the amounts payable to the applicable authorities.

Deferred income tax is provided using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the financial position date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled. Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Share-based payments

Share-based payments

The Company operates a number of equity-settled, share-based compensation plans, under which the Company receives services from employees as consideration for equity instruments (options and restricted share units or “RSUs”) of the Company. The fair value of the employee services received in exchange for the grant of the options is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the options granted excluding the impact of any service and non-market performance vesting conditions. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the date of each financial position, the Company revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions. It recognizes the impact of the revision to original estimates, if any, in the consolidated statements of profit or loss and other comprehensive income (loss), with a corresponding adjustment to equity.

Profit (loss) per share

Profit (loss) per share

Basic profit (loss) per share is calculated by dividing net profit (loss) for the year by the weighted average number of ordinary shares, including pre-funded warrants, vested RSUs and vested options with zero-exercise price. When calculating the diluted profit (loss) per share, the Company adjusts the profit (loss) attributable to holders of ordinary shares and the weighted average number of shares in issue, to reflect the effect of all potentially dilutive ordinary shares.

Revenue recognition

Revenue recognition

The Company derives its revenues mainly from the following sources:

Software as a Service

The Company generates revenue from the sale of subscriptions to customers who access the Company’s platforms.

The Company’s subscription contracts are generally offered on a periodical basis, generally monthly, and include a fixed price. Customers do not have the ability to take possession of the software, and instead receive continuous access to the platform throughout the contract period. Therefore, these arrangements are accounted for as service contracts. The Company’s subscription contracts are primarily charged and paid upfront and are non-cancelable.

The Company considers the terms and conditions of the contracts and the Company’s customary business practices in identifying its contracts under IFRS 15. The Company determines it has a contract with a customer when the contract has been approved by both parties, it can identify each party’s rights regarding the services to be transferred and the payment terms for the services, it has determined the customer to have the ability and intent to pay, and the contract has commercial substance. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s payment history or, in the case of a new customer, credit and financial information pertaining to the customer.

The Company’s performance obligations consist of access to its platforms and related support services which are considered one performance obligation.

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer. Payment terms are generally upfront at the time of the transaction, except for certain enterprise customers which are generally up to net 60 days. The Company applied the practical expedient in IFRS 15 and did not evaluate payment terms of one year or less for the existence of a significant financing component.

Revenue is recognized ratably over the term of the subscription contract generally beginning on the date that the platform is made available to a customer. Amounts that have been invoiced are recorded in trade receivables and in contract liabilities or revenue, depending on whether transfer of control to customers has occurred.

The Company applies the practical expedient in IFRS 15 for incremental costs of obtaining contracts when the associated revenues are recognized over less than one year.

Advertising

Until the second half of 2023, the Company generated revenues from the distribution of security and privacy products of third-party developers in various digital properties. Commencing in the second half of 2023, advertising revenue is immaterial.

Advertising revenue is recognized at the point in time when a user purchases a product of a customer and is considered a single performance obligation.

Management evaluates whether its revenues should be presented on a gross basis, which is the amount that a customer pays for the service, or on a net basis, which is the amount of the customer payment less amounts the Company pays to digital property owners for placing the customers’ products on their digital property, also known as “traffic acquisition costs”. Traffic acquisition costs are based on a cost-per click or cost-per impression arrangements and are charged to cost of revenue as incurred. The evaluation to present revenue on a gross versus net basis requires significant judgment. Management has determined that it acts as the principal and recognizes revenue as it relates to these transactions on a gross basis as the Company controls the service to the customer and it is the primary obligor in the transaction.

Leases

Leases

The Company’s leases include property and vehicle leases.

At the commencement date, the Company measures the lease liability at the present value of the lease payments that are not paid at that date, including, inter alia, the exercise price of a purchase option if the Company is reasonably certain to exercise that option. Simultaneously, the Company recognizes a right-of-use asset in the amount of the lease liability.

The discount rate applied by the Company is the rate of interest that the Company would have to pay to borrow over a similar term, and with similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

The lease term is the non-cancellable period for which the Company has the right to use an underlying asset, together with both the periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option and periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option.

After the commencement date, the Company measures the right-of-use asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability. Assets are depreciated by the straight-line method over the lease period, which is 3 years for vehicles and property.

Interest on the lease liability is recognized in profit or loss in each period during the lease term in an amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

Payments associated with short-term leases are not recognized as right-of-use assets or lease liabilities but are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

New standards and amendments adopted

New standards and amendments adopted

Several new standards, amendments to standards and interpretations that are effective for annual periods beginning on January 1, 2024, have been applied in preparing these consolidated financial statements. None of these had a material effect on the Company’s consolidated financial statements.

New standards and amendments not yet adopted

New standards and amendments not yet adopted

IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”)

IFRS 18 replaces IAS 1, “Presentation of Financial Statements” (“IAS 1”). As part of the new disclosure requirements, companies will be required to present new defined subtotals in the statement of profit or loss, as follows: (i) operating profit and (ii) profit before financing and tax. In addition, items in the statement of profit or loss will be classified into three defined categories: operating, investment and financing. The standard also includes a requirement to provide a separate disclosure in the financial statements regarding the use of management-defined performance measures (“non-GAAP measures”), and specific instructions were added for the grouping and splitting of items in the financial statements and their accompanying notes. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with an option for early adoption. The Company is currently in a preliminary stage of assessing the expected effect of this new standard.